Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Trading assets	£ 17,772	£ 20,825
Fair value
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	245,097	248,385
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	134,072	129,961
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	96,323	102,051
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	14,702	16,373
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	196,691	191,169
Trading assets	177,589	171,626
Assets arising from contracts held with reinsurers	19,102	19,543
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	121,405	115,081
Trading assets	121,405	115,081
Assets arising from contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	62,026	61,042
Trading assets	42,924	41,499
Assets arising from contracts held with reinsurers	19,102	19,543
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	13,260	15,046
Trading assets	13,260	15,046
Assets arising from contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	22,520	24,009
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	12,676	12,508
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	9,844	11,501
Financial assets at fair value through profit or loss | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	3,818	4,467
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	3,818	4,467
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	44,465	46,683
Financial assets at fair value through profit or loss | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	16,427	20,376
Financial assets at fair value through profit or loss | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	26,330	24,353
Financial assets at fair value through profit or loss | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	1,708	1,954
Financial assets at fair value through profit or loss | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	18	18
Financial assets at fair value through profit or loss | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	18	18
Financial assets at fair value through profit or loss | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	106,768	96,449
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	104,960	94,687
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	100	171
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	1,708	1,591
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	26,213	27,603
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	12,634	14,820
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	13,205	12,437
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	374	346
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	25,981	27,401
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	12,609	14,784
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	13,205	12,437
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	167	180
Financial assets at fair value through other comprehensive income | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	25	36
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	25	36
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	207	166
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	207	166
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	22,193	29,613
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	33	60
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	21,092	28,572
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	£ 1,068	£ 981